AZL Oppenheimer Discovery Fund
AZL® Oppenheimer Discovery Fund
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Oppenheimer Discovery Fund
Management Fee		0.85%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.08%
Total Annual Fund Operating Expenses		1.18%
[1]	Acquired Fund Fees and Expenses for the fiscal year ended December 31, 2012 were less than 0.01% and are included in "Other Expenses".

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Oppenheimer Discovery Fund	120	375	649	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 161% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of U.S. companies that the subadviser believes have favorable growth prospects. The Fund emphasizes stocks of small−capitalization (or "small−cap") companies, which are defined as companies with market capitalization of less than $3 billion when the Fund buys them. The Fund's target capitalization range may change over time. These stocks may be traded on stock exchanges or over−the−counter.

The subadviser looks for companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry. The subadviser also evaluates research on particular industries, market trends and general economic conditions.

The subadviser currently seeks companies with proven management records that are able to handle rapid growth, companies with innovative products or services, and companies that have above average growth profiles and have what the subadviser believes are sustainable growth rates. These criteria can vary.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of U.S. companies with small market capitalizations. Small capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of the market capitalizations of companies included in the Russell 2000 Growth Index.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q2, 2009) 20.27% Lowest (Q4, 2008) -26.57%
Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2010	Five Years Ended December 31, 2010
			Since Inception	Inception Date
AZL Oppenheimer Discovery Fund	16.63%	1.14%	4.51%	Apr. 29, 2005
AZL Oppenheimer Discovery Fund Russell 2000® Growth Index (reflects no deduction for fees, expenses and taxes)	14.59%	3.49%	7.32%	Apr. 29, 2005